Components of Other Comprehensive Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense recognition period	10 years
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax Beginning Balance	$ (107.2)
Accumulated Other Comprehensive Income (Loss), Net of Tax Ending Balance	(279.4)	$ (107.2)
Provision (benefit) for income taxes	378.8	335.1	$ 308.9
Interest Rate Swap Contracts [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax Beginning Balance	(0.7)
Other comprehensive gain/(loss) before reclassifications	(1.0)
Amounts reclassified from AOCE	2.1
Net current period AOCE attributable to FIS	1.1
Accumulated Other Comprehensive Income (Loss), Net of Tax Ending Balance	0.4	(0.7)
Interest Rate Swap Contracts [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Interest income (expense)	(3.7)
Provision (benefit) for income taxes	(1.6)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax Beginning Balance	(95.2)
Other comprehensive gain/(loss) before reclassifications	(163.4)
Amounts reclassified from AOCE	0.0
Net current period AOCE attributable to FIS	(163.4)
Accumulated Other Comprehensive Income (Loss), Net of Tax Ending Balance	(258.6)	(95.2)
Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax Beginning Balance	(11.3)
Other comprehensive gain/(loss) before reclassifications	(9.9)
Amounts reclassified from AOCE	0.0
Net current period AOCE attributable to FIS	(9.9)
Accumulated Other Comprehensive Income (Loss), Net of Tax Ending Balance	(21.2)	(11.3)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax Beginning Balance	(107.2)
Other comprehensive gain/(loss) before reclassifications	(174.3)
Amounts reclassified from AOCE	2.1
Net current period AOCE attributable to FIS	(172.2)
Accumulated Other Comprehensive Income (Loss), Net of Tax Ending Balance	$ (279.4)	$ (107.2)